Significant events for the years ended December 31, 2022, 2023 and 2024 and subsequent events - Subsequent events (Details)	1 Months Ended		8 Months Ended
	Feb. 28, 2025 shares plan	Jan. 31, 2025 shares	Sep. 30, 2024 plan
Disclosure of non-adjusting events after reporting period [line items]
Number of free shares plans issued | plan			7
Major share-based transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of free shares plans issued | plan	4
Major share-based transactions | BSA-2025-1
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments issued (in shares)		125,000
Vesting period		4 years
Major share-based transactions | BSA-2025-1 | Tranche 1
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage		25.00%
Major share-based transactions | BSA-2025-1 | Tranche 2
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage		25.00%
Major share-based transactions | BSA-2025-1 | Tranche 3
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage		25.00%
Major share-based transactions | BSA-2025-1 | Tranche 4
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage		25.00%
Major share-based transactions | AGA-2025
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments issued (in shares)	4,490,727
Major share-based transactions | AGA-2025 | Tranche 1
Disclosure of non-adjusting events after reporting period [line items]
Vesting period	2 years
Vesting percentage	50.00%
Major share-based transactions | AGA-2025 | Tranche 2
Disclosure of non-adjusting events after reporting period [line items]
Vesting period	3 years
Vesting percentage	25.00%
Major share-based transactions | AGA-2025 | Tranche 3
Disclosure of non-adjusting events after reporting period [line items]
Vesting period	4 years
Vesting percentage	25.00%
Major share-based transactions | AGA-2025-2
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments issued (in shares)	123,102
Vesting period	2 years